Share-based Compensation (Sogou Share-based Awards, Sohu Management Sogou Share Option Arrangement, Share Option Activity) (Details) - Sohu Management Sogou Share Option Arrangement [Member] - Share Options [Member] - USD ($)
$ / shares in Units, $ in Thousands
		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning Balance		9,000
Number of Shares, Granted		0
Number of Shares, Exercised		0
Number of Shares, Forfeited/Expired		0
Number of Shares, Outstanding, Ending Balance		9,000	9,000
Number of Shares, Vested, Ending Balance, and expected to vest thereafter		9,000
Number of Shares, Exercisable, Ending Balance		9,000
Weighted Average Exercise Price, Outstanding, Beginning Balance		$ 0.001
Weighted Average Exercise Price, Outstanding, Ending Balance		0.001	$ 0.001
Weighted Average Exercise Price, Vested, Ending balance, and expected to vest thereafter		0.001
Weighted Average Exercise Price, Exercisable, Ending balance		$ 0.001
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning Balance		6 years 4 months 17 days	7 years 4 months 17 days
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending Balance		6 years 4 months 17 days	7 years 4 months 17 days
Weighted Average Remaining Contractual Life (Years), Vested, Ending balance, and expected to vest thereafter		6 years 4 months 17 days
Weighted Average Remaining Contractual Life (Years), Exercisable, Ending balance		6 years 4 months 17 days
Aggregate Intrinsic Value, Outstanding, Ending Balance	[1]	$ 47
Aggregate Intrinsic Value, Vested, Ending balance, and expected to vest thereafter	[1]	47
Aggregate Intrinsic Value, Exercisable, Ending balance	[1]	$ 47

[1]	The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $5.25 on the last trading day in 2018 and the exercise price of the options.